Schedule of investments
Macquarie Emerging Markets Fund	February 28, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.34%Δ
Argentina — 0.77%
Cablevision Holding GDR	443,972	$ 2,626,444
Cresud ADR	1,676,544	17,804,897
Grupo Clarin GDR Class B 144A #, †	131,213	616,003
IRSA Inversiones y Representaciones ADR	1,476,098	19,587,820
		40,635,164
Australia — 0.04%
Woodside Energy Group ADR	137,332	2,108,046
		2,108,046
Bahrain — 0.06%
Aluminium Bahrain GDR 144A #	221,400	3,318,941
		3,318,941
Brazil — 5.52%
Atacadao	500,000	616,545
Auren Energia	350,225	466,360
Banco Bradesco ADR	14,200,000	27,690,000
Banco Santander Brasil ADR	2,751,128	11,994,918
BRF ADR	6,850,000	21,029,500
Centrais Eletricas Brasileiras ADR	989,541	6,451,807
Embraer ADR †	420,704	20,046,546
Itau Unibanco Holding ADR	5,952,439	32,678,890
Petroleo Brasileiro ADR	5,900,000	72,039,000
Petroleo Brasileiro ADR	3,200,000	42,720,000
Rumo	1,905,351	5,520,927
Telefonica Brasil ADR	2,050,000	16,748,500
TIM ADR	1,244,820	17,203,413
Vale ADR	1,500,000	14,145,000
XP Class A	211,715	2,995,767
		292,347,173
Chile — 0.69%
Cia Cervecerias Unidas ADR	410,528	5,726,865
Sociedad Quimica y Minera de Chile ADR	800,000	30,696,000
		36,422,865
China — 19.80%
Alibaba Group Holding ADR	1,940,000	257,069,400
Baidu ADR †	796,126	68,825,093
BeiGene †	1,615,700	34,522,011
China Petroleum and Chemical Class H	30,000,000	15,985,735
DiDi Global ADR †	1,278,300	6,378,717
Full Truck Alliance ADR	300,000	3,522,000
NQ- 034 [0225] 0425 (4371872)    1

Schedule of investments
Macquarie Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Guangshen Railway Class H	11,000,000	$ 2,805,429
iQIYI ADR †	1,450,000	3,016,000
JD.com ADR	1,400,000	58,660,000
Joinn Laboratories China Class H 144A #	120,187	204,303
Kunlun Energy	21,000,000	20,978,916
Meituan Class B 144A #, †	500,000	10,439,523
New Oriental Education & Technology Group ADR	800,000	38,464,000
PDD Holdings ADR †	1,000,000	113,690,000
PetroChina Class H	18,000,000	13,465,504
Sohu.com ADR <<, †	2,219,642	28,699,971
TAL Education Group ADR †	5,361,736	69,273,629
Tencent Holdings	2,684,000	165,190,871
Tencent Music Entertainment Group ADR	950,000	11,580,500
Tianjin Development Holdings	15,885,550	4,027,589
Tingyi Cayman Islands Holding	13,000,000	18,922,228
Trip.com Group ADR †	582,400	33,010,432
Tsingtao Brewery Class H	3,352,000	22,422,889
Uni-President China Holdings	31,186,000	32,801,831
Weibo ADR	1,450,000	14,514,500
		1,048,471,071
India — 13.60%
Aurobindo Pharma	1,500,000	18,209,136
BSE	402,650	21,498,763
Glenmark Pharmaceuticals	1,167,988	17,136,725
HCL Technologies	1,800,000	32,578,515
Infosys	2,640,000	51,621,088
Jio Financial Services †	5,785,587	13,820,515
Lupin	2,500,000	54,588,559
Reliance Industries	21,000,000	289,337,518
Reliance Industries GDR 144A #	2,340,879	127,811,993
Tata Chemicals	1,866,909	16,656,173
Tata Consultancy Services	680,000	27,186,769
Tata Consumer Products	2,128,276	23,552,084
United Breweries	1,000,000	22,291,241
Zee Entertainment Enterprises	3,530,000	3,777,960
		720,067,039
Indonesia — 0.93%
Astra International	180,000,000	49,223,475
		49,223,475
2    NQ- 034 [0225] 0425 (4371872)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Malaysia — 0.06%
UEM Sunrise	17,000,000	$ 3,427,048
		3,427,048
Mexico — 3.86%
America Movil ADR	1,369,199	19,483,702
Cemex ADR	5,100,000	31,620,000
Coca-Cola Femsa ADR	300,000	26,742,000
Fomento Economico Mexicano ADR	688,329	64,757,992
Grupo Financiero Banorte Class O	4,000,000	28,280,627
Grupo Televisa ADR	6,017,000	11,733,150
Ollamani SAB †	1,504,250	2,799,336
Sitios Latinoamerica †	1,369,199	220,495
Wal-Mart de Mexico	7,000,000	18,625,572
		204,262,874
Netherlands — 0.02%
VEON ADR †	29,290	1,311,020
		1,311,020
Peru — 0.98%
Cia de Minas Buenaventura ADR	3,217,400	41,021,850
Credicorp	60,000	10,981,200
		52,003,050
Russia — 0.00%
EL5-ENERO PJSC =, †	1,058,050	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =	492,501	0
Rosneft Oil PJSC =	14,555,684	0
Sberbank of Russia PJSC =	15,200,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VK GDR =, †	551,200	0
		0
Saudi Arabia — 0.41%
Saudi Arabian Oil 144A #	3,022,827	21,849,083
		21,849,083
Singapore — 0.92%
Grab Holdings Class A †	10,000,000	48,500,000
		48,500,000
NQ- 034 [0225] 0425 (4371872)    3

Schedule of investments
Macquarie Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Africa — 0.39%
Naspers Class N	86,398	$ 20,510,275
		20,510,275
South Korea — 26.38%
Kakao	200,000	5,924,106
Kakaopay †	100,000	2,357,430
KB Financial Group ADR	245,928	13,358,809
LG Chem †	90,000	14,514,842
LG Uplus	2,370,544	17,159,273
Lotte †	300,000	4,492,186
Lotte Chilsung Beverage †	44,000	3,154,285
Lotte Wellfood †	60,000	4,562,625
Samsung C&T	1,650,000	137,475,077
Samsung Electronics	5,200,000	194,586,074
Samsung Life Insurance	390,000	23,140,435
Shinhan Financial Group	300,000	9,488,727
SK Hynix	3,490,000	463,161,073
SK Square †	7,031,497	437,759,647
SK Telecom ADR	2,991,174	65,476,799
		1,396,611,388
Taiwan — 22.78%
FIT Hon Teng 144A #, †	38,000,000	15,139,900
Hon Hai Precision Industry	6,000,000	31,065,075
MediaTek	4,800,000	214,700,024
Taiwan Semiconductor Manufacturing	31,000,000	945,531,477
		1,206,436,476
Türkiye — 1.75%
Akbank	25,000,000	46,294,007
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	480,072
Turk Telekomunikasyon †	951,192	1,259,363
Turkcell Iletisim Hizmetleri	2,427,827	6,735,016
Turkcell Iletisim Hizmetleri ADR	4,449,485	30,167,508
Turkiye Sise ve Cam Fabrikalari	7,651,443	7,457,189
		92,393,155
United Kingdom — 0.14%
Griffin Mining †	3,056,187	7,188,986
		7,188,986
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(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States — 1.24%
Micron Technology	700,000	$ 65,541,000
		65,541,000
Total Common Stocks (cost $4,635,498,090)		5,312,628,129

Preferred Stocks — 0.82%Δ
Brazil — 0.11%
Braskem Class A †, ω	1,470,000	2,738,936
Usinas Siderurgicas de Minas Gerais Class A 4.83% ω	3,235,733	3,121,613
		5,860,549
Russia — 0.00%
Transneft PJSC =, ω	1,200,000	0
		0
South Korea — 0.71%
LG Chem †, ω	18,000	1,405,734
Samsung Electronics 3.20% ω	1,183,100	36,355,147
		37,760,881
Total Preferred Stocks (cost $53,694,375)		43,621,430

Warrants — 0.04%
Argentina — 0.04%
IRSA Inversiones y Representaciones, exercise price $0.432, expiration date 3/5/26 <<, †	1,637,840	2,350,300
Total Warrants (cost $0)		2,350,300

Exchange-Traded Fund — 0.19%
iShares MSCI Turkey ETF <<	290,275	9,950,627
Total Exchange-Traded Fund (cost $13,207,352)		9,950,627

NQ- 034 [0225] 0425 (4371872)    5

Schedule of investments
Macquarie Emerging Markets Fund   (Unaudited)
	Number ofshares	Value (US $)

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	$ 0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,056)		0
Total Value of Securities—101.39% (cost $4,710,958,873)		5,368,550,486
Liabilities Net of Receivables and Other Assets — (1.39%)		(73,632,250)
Net Assets Applicable to 250,504,050 Shares Outstanding — 100.00%	$5,294,918,236
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2025, the aggregate value of Rule 144A securities was $179,379,746, which represents 3.39% of the Fund’s net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
<<	Affiliated company.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
6    NQ- 034 [0225] 0425 (4371872)